UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2025

Maryland Tax-Free Bond Fund

Investor Class (MDXBX)

This semi-annual shareholder report contains important information about Maryland Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Bond Fund - Investor Class	$24	0.49%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,281,460
Number of Portfolio Holdings	619

Portfolio Turnover Rate	13.8%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Maryland	90.6%
Puerto Rico	5.3
District of Columbia	3.1
South Carolina	0.1
Other	0.9

Industry Allocation (as a % of Net Assets)

Housing	27.3%
Health Care	21.5
General Obligations - Local	14.0
Transportation	10.2
Special Tax	7.2
Leasing	6.1
Education	4.5
Water & Sewer	3.0
General Obligations - State	2.2
Other	4.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F87-053 10/25

Maryland Tax-Free Bond Fund

Investor Class (MDXBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2025

Maryland Tax-Free Bond Fund

I Class (TFBIX)

This semi-annual shareholder report contains important information about Maryland Tax-Free Bond Fund (the "fund") for the period of March 1, 2025 to August 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Bond Fund - I Class	$21	0.42%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,281,460
Number of Portfolio Holdings	619

Portfolio Turnover Rate	13.8%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Maryland	90.6%
Puerto Rico	5.3
District of Columbia	3.1
South Carolina	0.1
Other	0.9

Industry Allocation (as a % of Net Assets)

Housing	27.3%
Health Care	21.5
General Obligations - Local	14.0
Transportation	10.2
Special Tax	7.2
Leasing	6.1
Education	4.5
Water & Sewer	3.0
General Obligations - State	2.2
Other	4.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1092-053 10/25

Maryland Tax-Free Bond Fund

I Class (TFBIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
MDXBX Maryland Tax-Free Bond
Fund
TFBIX Maryland Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 10 .14 $ 10 .07 $ 9 .82 $ 10 .83 $ 10 .99 $ 11 .23
Investment
activities
Net investment
income
(1)(2)
0 .18 0 .34 0 .32 0 .29 0 .25 0 .29
Net realized and
unrealized gain/
loss ( 0 .41 ) 0 .06 0 .25 ( 0 .99 ) ( 0 .16 ) ( 0 .24 )
Total from
investment
activities ( 0 .23 ) 0 .40 0 .57 ( 0 .70 ) 0 .09 0 .05
Distributions
Net investment
income ( 0 .17 ) ( 0 .33 ) ( 0 .32 ) ( 0 .28 ) ( 0 .25 ) ( 0 .29 )
Net realized gain — — — ( 0 .03 ) — —
Total distributions ( 0 .17 ) ( 0 .33 ) ( 0 .32 ) ( 0 .31 ) ( 0 .25 ) ( 0 .29 )
NET ASSET
VALUE
End of period $ 9 .74 $ 10 .14 $ 10 .07 $ 9 .82 $ 10 .83 $ 10 .99

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
( 2 .22 ) % 4 .07% 5 .87% ( 6 .44 ) % 0 .81% 0 .48%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .55%
(4)
0 .54% 0 .53% 0 .54% 0 .49% 0 .48%
Net expenses
after waivers/
payments by
Price Associates 0 .49%
(4)
0 .50% 0 .49% 0 .49% 0 .49% 0 .48%
Net investment
income 3 .63%
(4)
3 .34% 3 .24% 2 .84% 2 .28% 2 .65%
Portfolio turnover
rate 13 .8% 17 .3% 25 .7% 24 .8% 13 .4% 20 .5%
Net assets, end of
period (in millions) $1,017 $1,060 $1,023 $995 $1,529 $2,158
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET
VALUE
Beginning of period $ 10 .15 $ 10 .07 $ 9 .83 $ 10 .83 $ 11 .00 $ 11 .23
Investment
activities
Net investment
income
(1)(2)
0 .18 0 .35 0 .33 0 .29 0 .26 0 .30
Net realized and
unrealized gain/
loss ( 0 .40 ) 0 .07 0 .23 ( 0 .97 ) ( 0 .17 ) ( 0 .23 )
Total from
investment
activities ( 0 .22 ) 0 .42 0 .56 ( 0 .68 ) 0 .09 0 .07
Distributions
Net investment
income ( 0 .18 ) ( 0 .34 ) ( 0 .32 ) ( 0 .29 ) ( 0 .26 ) ( 0 .30 )
Net realized gain — — — ( 0 .03 ) — —
Total distributions ( 0 .18 ) ( 0 .34 ) ( 0 .32 ) ( 0 .32 ) ( 0 .26 ) ( 0 .30 )
NET ASSET
VALUE
End of period $ 9 .75 $ 10 .15 $ 10 .07 $ 9 .83 $ 10 .83 $ 11 .00

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/25
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(3)
( 2 .18 ) % 4 .25% 5 .84% ( 6 .27 ) % 0 .81% 0 .65%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .42%
(4)
0 .42% 0 .42% 0 .42% 0 .40% 0 .40%
Net expenses
after waivers/
payments by
Price Associates 0 .42%
(4)
0 .42% 0 .42% 0 .42% 0 .40% 0 .40%
Net investment
income 3 .70%
(4)
3 .42% 3 .31% 2 .93% 2 .36% 2 .73%
Portfolio turnover
rate 13 .8% 17 .3% 25 .7% 24 .8% 13 .4% 20 .5%
Net assets, end of
period (in millions) $1,264 $1,336 $1,239 $1,208 $1,211 $473
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Maryland Tax-Free Bond Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
DISTRICT OF COLUMBIA  3.1%
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  3,660 3,682
Washington Metropolitan Area Transit Auth., Series A, 3.00%,
7/15/43  4,115 3,129
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  2,205 1,944
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,168
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  14,635 15,253
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  7,750 7,812
Washington Metropolitan Area Transit Auth., Second Lien,
5.00%, 7/15/43  3,115 3,200
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  4,075 3,684
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  2,950 3,044
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/53  19,810 20,307
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  3,150 3,214
70,437
MARYLAND  90.6%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 1,903
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 1,940
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,017
Annapolis, Series A, GO, 5.00%, 8/1/43  490 505
Annapolis, Series A, GO, 5.00%, 8/1/46  565 577
Annapolis, Series A, GO, 5.00%, 8/1/48  625 635
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 2,878
Anne Arundel County, GO, 5.00%, 10/1/37  3,150 3,187
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,223
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,369
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,780 4,813
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/53  8,500 7,315
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39 (Prerefunded 10/1/25) (1) 3,105 3,111

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,635
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42 (Prerefunded 10/1/25) (1) 1,450 1,453
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  6,115 6,413
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,400
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45 (Prerefunded 10/1/25) (1) 4,350 4,358
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,840
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,111
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  16,835 16,984
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/49  4,380 4,480
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41 (Prerefunded 10/1/25) (1) 1,450 1,453
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47  3,500 3,520
Anne Arundel County, Consolidated General Improvement,
Series 2024, GO, 5.00%, 10/1/41  5,475 5,821
Anne Arundel County, Consolidated General Improvement,
Series B, GO, 5.00%, 10/1/39  2,775 3,022
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/42  6,115 6,476
Anne Arundel County, Consolidated General Improvement,
Water & Sewer, GO, 5.00%, 10/1/41 (Prerefunded 10/1/25) (1) 3,105 3,111
Anne Arundel County, Consolidated Water & Sewer, GO,
3.00%, 10/1/38  2,300 1,985
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/40  2,425 2,603
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/41  2,430 2,584
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/42  2,430 2,561
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/42 (Prerefunded 10/1/25) (1) 3,105 3,111
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  1,030 1,070
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/43  2,805 2,942
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/44  2,065 2,145

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer,
Series 2020, GO, 5.00%, 10/1/38  2,470 2,571
Anne Arundel County, Consolidated Water & Sewer, Series B,
GO, 5.00%, 10/1/39  1,275 1,388
Anne Arundel County, Consolidated Water & Sewer Bonds, GO,
5.00%, 10/1/42  2,810 2,976
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40 (Prerefunded 10/1/25) (1) 3,105 3,111
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45 (Prerefunded 10/1/25) (1) 9,315 9,333
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43  10,830 10,867
Anne Arundel County, Villages at Two Rivers Project, Series R,
4.25%, 7/1/44 (2) 2,500 2,294
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/39 (2) 2,000 2,129
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,025 2,038
Baltimore County, GO, 4.00%, 3/1/38  4,020 3,984
Baltimore County, GO, 4.00%, 3/1/39  3,025 2,991
Baltimore County, Series A, GO, 5.00%, 7/1/39  1,300 1,416
Baltimore County, Series A, GO, 5.00%, 7/1/40  1,280 1,381
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  3,000 2,634
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/39  5,000 4,275
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  2,000 2,000
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 604
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,549
Baltimore County, Metropolitan Dist. 83rd Issue, GO, 4.00%,
3/1/39  3,750 3,707
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/48  5,920 6,039
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/49  4,280 4,360
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  14,265 14,469
Baltimore County, Metropolitan Dist. 85th Issue, GO, 5.00%,
7/1/47  1,895 1,945
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,487
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  10,640 8,601
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,162
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,325 1,333

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,041
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,565 1,574
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  8,345 8,363
Baltimore County, Riverwood Village, 4.00%, 1/1/34  265 266
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,062
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,920 9,211
Baltimore County, Riverwood Village, 4.00%, 1/1/50  11,330 9,094
Baltimore County, Riverwood Village, Series 2020, 4.00%,
1/1/36  500 492
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 375
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 521
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,216
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 931
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 515
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 415
Baltimore, East Baltimore Research Park, Series A, 4.50%,
9/1/33  1,120 1,120
Baltimore, Harbor Point Project, 4.50%, 6/1/33  750 756
Baltimore, Harbor Point Project, 4.875%, 6/1/42  2,865 2,776
Baltimore, Harbor Point Project, 5.00%, 6/1/36  3,800 3,815
Baltimore, Harbor Point Project, 5.00%, 6/1/51  6,700 6,262
Baltimore, Harbor Point Project, 5.125%, 6/1/43  11,230 10,980
Baltimore, Harbor Point Project, Series A, 3.20%, 6/1/30 (3) 200 195
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (3) 220 212
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32 (3) 250 238
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33 (3) 270 255
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (3) 1,400 1,216
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (3) 7,435 5,961
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (3) 325 302
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (3) 650 566
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (3) 1,020 833
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (4)(5) 155 161
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  795 794
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,547 1,555
Frederick County, Public Facilities Project, Series A, GO,
1.875%, 10/1/38  8,755 6,246
Frederick County, Public Facilities Project, Series A, GO,
3.00%, 4/1/44  13,560 10,535
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/42  5,780 5,449
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/43  4,195 3,903

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/31  4,335 4,402
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/32  3,295 3,314
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/33  1,790 1,796
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/34  1,975 1,977
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/36  2,155 2,136
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/37  1,190 1,162
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/39  570 538
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/40  1,140 1,060
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  1,535 1,596
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  2,610 2,760
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/29  2,520 2,698
Frederick County, Urbana Community Dev. Auth., Series C,
4.00%, 7/1/50 (3) 6,710 5,533
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,538
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,205 1,223
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,215 10,277
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  1,605 1,622
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,167
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,652
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,965 5,140
Howard County Housing Commission, Orchard Meadows
Apartments, 4.125%, 12/1/43  15,085 13,431
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29  1,055 1,104
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30  1,035 1,081
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31  750 780
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32  550 570
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37  7,350 7,439

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42  6,930 6,933
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46  10,000 9,842
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/28  365 384
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/29  410 439
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/30  455 493
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/31  510 558
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/32  560 614
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/33  615 670
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/34  475 514
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/35  735 792
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/36  800 857
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/37  470 500
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/38  500 528
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/39  500 522
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/44  2,260 2,286
Howard County, Consolidated Public Improvement, Series A,
GO, 1.75%, 8/15/36  7,875 5,963
Howard County, Consolidated Public Improvement, Series A,
GO, 2.00%, 8/15/34  525 446
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (3) 360 361
Howard County, Downtown Columbia Project, Series A,
4.125%, 2/15/34 (3) 1,250 1,210
Howard County, Downtown Columbia Project, Series A,
4.375%, 2/15/39 (3) 1,000 934
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (3) 2,950 2,581
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  1,310 915
Howard County, Metropolitan District Project, Series C, GO,
3.375%, 2/15/41  1,000 850

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (6) 1,915 1,915
Hyattsville, GO, 5.00%, 1/1/28  360 368
Hyattsville, GO, 5.00%, 1/1/29  375 384
Hyattsville, GO, 5.00%, 1/1/30  395 404
Hyattsville, GO, 5.00%, 1/1/31  415 423
Hyattsville, GO, 5.00%, 1/1/32  435 443
Hyattsville, GO, 5.00%, 1/1/33  455 462
Hyattsville, GO, 5.00%, 1/1/34  480 487
Hyattsville, GO, 5.00%, 1/1/35  505 511
Hyattsville, GO, 5.00%, 1/1/36  530 536
Hyattsville, GO, 5.00%, 1/1/37  555 560
Hyattsville, GO, 5.00%, 1/1/38  585 589
Hyattsville, GO, 5.00%, 1/1/44  2,100 2,052
Hyattsville, GO, 5.00%, 1/1/49  3,530 3,351
Maryland, Series A, GO, 5.00%, 6/1/39  10,000 10,893
Maryland CDA, 4.65%, 9/1/37  6,000 6,050
Maryland CDA, 4.95%, 9/1/42  4,500 4,565
Maryland CDA, 6.00%, 3/1/53  5,490 5,875
Maryland CDA, Series A, 3.00%, 9/1/51  13,455 13,377
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,437
Maryland CDA, Series A, 3.75%, 3/1/50  7,510 7,560
Maryland CDA, Series A, 4.50%, 9/1/48  3,905 3,975
Maryland CDA, Series A, 4.70%, 3/1/46  2,650 2,564
Maryland CDA, Series A, 5.00%, 9/1/52  3,540 3,682
Maryland CDA, Series B, 3.00%, 9/1/51  27,625 27,443
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 8,493
Maryland CDA, Series B, 4.00%, 9/1/49  2,520 2,531
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,030
Maryland CDA, Series B, 4.50%, 9/1/48 (6) 3,100 3,143
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,568
Maryland CDA, Series C, 2.95%, 7/1/56  2,115 1,371
Maryland CDA, Series C, 3.00%, 9/1/51  1,390 1,380
Maryland CDA, Series C, 3.50%, 3/1/50  4,075 4,085
Maryland CDA, Series C, 4.20%, 4/1/42  4,250 3,994
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,057
Maryland CDA, Series C, 5.00%, 9/1/26  375 384
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,191
Maryland CDA, Series C, 5.00%, 3/1/30  1,040 1,104
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,592
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,590
Maryland CDA, Series C, 5.75%, 9/1/54  5,625 6,027
Maryland CDA, Series C-1, 5.05%, 2/1/46  8,275 8,174

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series F, 5.00%, 7/1/48  980 958
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,203
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,558
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,955
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  6,750 6,853
Maryland Dept. of Housing & Community Dev., Series A,
4.50%, 9/1/45  11,980 11,433
Maryland Dept. of Housing & Community Dev., Series A,
4.55%, 9/1/44  1,500 1,461
Maryland Dept. of Housing & Community Dev., Series A,
4.60%, 3/1/51  2,400 2,259
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 9/1/55  11,890 13,278
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 3/1/56  4,545 5,127
Maryland Dept. of Housing & Community Dev., Series A-1,
4.00%, 6/1/54  1,600 1,368
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/38  1,015 1,082
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/39  1,050 1,108
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/44  3,975 4,075
Maryland Dept. of Housing & Community Dev., Series A-1,
5.50%, 6/1/49  2,150 2,278
Maryland Dept. of Housing & Community Dev., Series A-2,
4.25%, 6/1/54  1,300 1,148
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/38  440 469
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/39  455 480
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/40  855 887
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/44  2,130 2,184
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/45  1,240 1,241
Maryland Dept. of Housing & Community Dev., Series A-2,
5.50%, 6/1/49  1,000 1,058
Maryland Dept. of Housing & Community Dev., Series B,
4.60%, 7/1/49  1,915 1,786
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/54  3,045 2,871

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series B,
4.80%, 7/1/59  2,875 2,745
Maryland Dept. of Housing & Community Dev., Series C,
4.70%, 7/1/40  1,010 1,012
Maryland Dept. of Housing & Community Dev., Series C,
4.75%, 9/1/40  1,610 1,602
Maryland Dept. of Housing & Community Dev., Series C,
4.95%, 7/1/45  2,050 2,019
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56  6,535 7,096
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  4,530 5,077
Maryland Dept. of Housing & Community Dev., Series D,
4.45%, 7/1/44  2,440 2,354
Maryland Dept. of Housing & Community Dev., Hopkins Village
Apartments, Series D, 4.80%, 7/1/42  16,285 16,023
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/40  1,975 2,064
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/45  2,470 2,490
Maryland DOT, 2.50%, 10/1/33  5,100 4,667
Maryland DOT, 3.00%, 5/1/31  500 500
Maryland DOT, 3.00%, 10/1/34  10,940 10,305
Maryland DOT, Series A, 2.125%, 10/1/36  1,700 1,363
Maryland DOT, Series A, 5.25%, 8/1/40 (2)(6) 1,250 1,316
Maryland DOT, Series A, 5.25%, 8/1/43 (2)(6) 1,500 1,545
Maryland DOT, Series A, 5.25%, 8/1/49 (2)(6) 3,400 3,446
Maryland DOT, Series A, 5.25%, 8/1/54 (2)(6) 10,000 10,113
Maryland DOT, Series B, 4.00%, 8/1/37 (6) 1,500 1,446
Maryland DOT, Series B, 4.00%, 8/1/38 (6) 1,500 1,422
Maryland DOT, Series B, 4.00%, 8/1/39 (6) 4,180 3,922
Maryland DOT, Series B, 4.00%, 8/1/40 (6) 5,925 5,455
Maryland DOT, Series B, 4.00%, 8/1/41 (6) 1,600 1,440
Maryland DOT, Series B, 4.00%, 8/1/51 (6) 13,540 11,080
Maryland DOT, Series B, 5.00%, 8/1/31 (6) 1,125 1,224
Maryland DOT, Series B, 5.00%, 8/1/32 (6) 1,420 1,523
Maryland DOT, Series B, 5.00%, 8/1/46 (6) 3,905 3,837
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (6) 3,205 2,927
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (6) 4,800 4,026
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (6) 690 700
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (6) 375 394

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (6) 385 410
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/37  4,390 4,561
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  3,970 3,979
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 12/31/47  5,940 5,967
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 6/30/53  1,185 1,175
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  2,500 2,345
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/28  785 790
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/29  815 820
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/30  845 846
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/31  880 873
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  815 798
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/34  765 728
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  260 243
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  3,505 3,004
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  10,835 8,200
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 1,680 1,682
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (3) 2,000 2,001
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
7/1/55  12,990 11,305
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/41 (2) 2,595 2,661
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/42 (2) 2,935 2,987
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/43 (2) 2,465 2,498
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/44 (2) 2,245 2,265
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (2) 8,325 8,163

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (2) 9,925 9,821
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (2) 6,055 6,072
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  5,000 5,115
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (3) 10,615 10,688
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/43  2,190 2,261
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/44  8,310 8,532
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/43  1,370 1,415
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/44  1,440 1,478
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/52  7,850 7,867
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/45 (2) 1,850 1,864
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/55 (2) 11,800 11,548
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/60 (2) 3,595 3,485
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.75%, 7/1/64 (2) 4,360 4,587
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,055 5,498
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  4,850 4,102
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 610
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 689
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 516
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 865
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,180
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,082
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,954
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,655

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 11,424
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  17,960 16,886
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 318
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 730
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 640
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 549
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 592
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,284
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,440 8,689
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  8,000 8,326
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,000 1,584
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (6) 2,000 2,019
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/39 (6) 415 419
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/40 (6) 1,750 1,752
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/41 (6) 2,850 2,815
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 12/31/41 (6) 2,500 2,469
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (6) 5,110 4,943
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/52 (6) 4,500 4,272
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (6) 32,815 30,930
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  525 525
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34  1,030 1,030
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/44 (6) 6,400 6,120

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/49 (6) 10,755 9,938
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,280 1,282
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 180
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,777
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 333
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  675 689
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  650 661
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,139
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,000
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 190
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 221
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 522
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,576
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 5,023
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,837
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,920 9,097
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (2) 505 510
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (2) 800 815
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (2) 525 534
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (2) 560 569
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (2) 1,325 1,345
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (2) 705 715
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (2) 1,815 1,832
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (2) 2,345 2,383
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (2) 3,405 3,458
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (2) 3,100 3,146
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (2) 4,305 4,365

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (2) 4,020 4,071
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (2) 15,010 15,117
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (2) 6,910 6,912
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  1,285 1,285
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/33  5,065 5,032
Maryland HHEFA, 5.875%, 7/1/43 (3) 2,000 1,966
Maryland HHEFA, 6.125%, 7/1/53 (3) 3,745 3,641
Maryland HHEFA, 6.25%, 7/1/63 (3) 6,000 5,846
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 969
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  655 672
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 914
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  520 533
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 391
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 613
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 592
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,410
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,540 1,565
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  20,660 20,693
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (3) 820 763
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (3) 1,500 1,329
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  320 320
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 790
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 211
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,031
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 546
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,031
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,870 2,910
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,778
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  3,100 2,971
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,220
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 615
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  1,835 1,851
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,766

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  2,500 2,510
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29  1,515 1,515
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  995 995
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/26  1,015 1,016
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27  1,920 1,921
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28  2,070 2,071
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%,
1/1/37  17,820 17,822
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 9,419
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/33 (2) 920 1,013
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,358
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  13,535 9,587
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (3) 140 141
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (3) 1,265 1,222
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (3) 1,800 1,622
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (3) 1,530 1,361
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (4)(7) 3,605 3,699
Maryland HHEFA, Johns Hopkins Health System, Series A,
VRDN, 3.85%, 6/1/48  7,530 7,530
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 3.85%, 9/2/25  8,795 8,795
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (7) 525 529
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,003
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (7) 1,145 1,153
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%,
7/1/41  18,475 17,727
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%,
7/1/38  6,590 6,593
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,330 1,204
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  2,000 1,981
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/49  7,335 7,372

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,079
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,230
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,192
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,035
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  1,000 985
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  5,125 5,072
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,490 3,552
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%,
7/1/33  1,015 1,047
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,166
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/42  2,185 1,813
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (2) 8,460 9,257
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (7) 16,995 18,420
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,084
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 900
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  15,600 15,599
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  14,090 11,989
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,008
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,046
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,840
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  5,595 5,597
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  8,145 7,992
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  1,765 1,697
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/31  5,615 5,621
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,002
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,820 10,825
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  1,830 1,855
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,000 1,012
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,200 1,213
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  4,930 4,978
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  3,200 3,228
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38  9,060 9,112
Maryland HHEFA, Meritus Health, 5.00%, 7/1/41 (2) 6,135 6,392
Maryland HHEFA, Meritus Health, 5.00%, 7/1/42 (2) 6,250 6,447
Maryland HHEFA, Meritus Health, 5.00%, 7/1/43 (2) 2,575 2,636
Maryland HHEFA, Meritus Health, 5.00%, 7/1/44 (2) 4,970 5,055

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Meritus Health, 5.00%, 7/1/45 (2) 5,000 5,065
Maryland HHEFA, Meritus Health, 5.00%, 7/1/46 (2) 6,245 6,299
Maryland HHEFA, Meritus Health, 5.25%, 7/1/50  13,945 13,926
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/34  1,000 1,043
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  1,910 1,603
Maryland HHEFA, Pooled Loan Program, Series B, VRDN,
2.65%, 4/1/35  6,400 6,400
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 904
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,700 1,641
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  500 476
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,965 2,779
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  2,490 2,251
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  700 620
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,192
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  1,125 1,188
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,255 1,338
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,440
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  745 728
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  790 726
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  8,015 6,633
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  12,845 10,236
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  11,685 9,098
Maryland HHEFA, Stevenson Univ. Project, Series A, 5.00%,
6/1/32  850 898
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,309
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,912
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,101
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/41  1,500 1,560
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/42  1,000 1,028
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 513
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  4,665 4,787

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-1, VRDN, 3.90%, 7/1/55  1,600 1,600
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  3,650 3,085
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  1,135 1,180
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  41,760 42,853
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 14,061
Maryland Stadium Auth., Built to Learn Revenue, 2.75%, 6/1/51  1,605 1,015
Maryland Stadium Auth., Built to Learn Revenue, 5.25%, 6/1/51  1,500 1,539
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/41  3,980 3,732
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/47  4,000 3,501
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  12,175 10,340
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,104
Maryland Transportation Auth., Series A, 3.00%, 7/1/40  400 325
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  10,775 7,785
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,454
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/35 (6) 1,000 984
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/38 (6) 7,830 7,450
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/26 (6) 2,820 2,823
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/27 (6) 2,965 2,966
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/28 (6) 2,250 2,377
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/30 (6) 2,615 2,776
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/32 (6) 1,125 1,178
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2012A, 5.00%, 6/1/28 (6) 3,110 3,111
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/45  8,170 7,250
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/50  5,755 4,973
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/40  2,500 2,663
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/42  4,935 5,159

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Series A, GO, 3.00%, 11/1/37  7,365 6,532
Montgomery County, Series A, GO, 4.00%, 8/1/38  10,070 10,032
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 3,958
Montgomery County, Series A, GO, 4.00%, 8/1/40  1,175 1,143
Montgomery County, Series A, GO, 4.00%, 8/1/41  9,000 8,624
Montgomery County, Series E, GO, VRDN, 3.70%, 11/1/37  8,980 8,980
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  5,820 5,776
Montgomery County Housing Opportunities Commission,
Series A, 3.85%, 7/1/34  5,000 5,024
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  365 365
Montgomery County Housing Opportunities Commission,
Series A, 4.80%, 7/1/49  5,000 4,857
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  5,000 4,832
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,950 4,104
Montgomery County Housing Opportunities Commission,
Series A, 5.15%, 7/1/45  1,140 1,154
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,490 8,129
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/56  4,995 5,461
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  34,785 22,893
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 540
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 528
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 598
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 517
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,120
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  5,335 5,637
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,300 8,770
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  11,040 11,664
Montgomery County Housing Opportunities Commission,
Sustainable Bond, Series A, VRDN, 3.90%, 1/1/63  3,100 3,100
Montgomery County, Consolidated Public Improvement,
Series A, GO, 3.75%, 11/1/38  1,110 1,069

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,320
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 2,830
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  10,970 9,594
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 5,000
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/26  505 505
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27  1,000 1,000
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (3) 3,500 3,334
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (3) 1,350 1,340
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,009
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 803
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 530
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,140 5,020
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 500
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 505
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,402
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,540
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  2,100 2,100
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 902
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,418
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  4,750 4,334
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 6,219
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,011
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
3.125%, 4/1/35  280 272
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/41  3,295 3,182
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/42  3,435 3,223
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,908
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,996
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,451
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 4,517
Washington Suburban Sanitary Commission, 4.50%, 6/1/46  4,065 3,980
Washington Suburban Sanitary Commission, 4.50%, 6/1/47  11,505 11,192
Washington Suburban Sanitary Commission, 5.00%, 6/1/44  4,685 4,885

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 3.85%, 6/1/27  8,520 8,520
Washington Suburban Sanitary Commission, Series B,
VRDN,BAN, 3.88%, 6/1/27  1,335 1,335
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  3,710 2,601
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/44  6,195 4,725
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/47  3,000 2,184
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/48  1,000 719
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/36  5,000 5,014
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/46  5,000 4,503
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/48  7,500 6,619
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/50  9,325 8,133
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/51  10,000 8,679
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/52  5,000 4,326
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/35  2,225 2,249
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/41  1,700 1,792
Washington Suburban Sanitary Commission, Second Series,
4.50%, 6/1/46  1,205 1,180
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,590 2,591
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39  2,520 2,520
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  4,825 4,796
2,068,087
PUERTO RICO  5.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 16,537 10,377
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 8,857 5,746
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (3) 2,000 2,060
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (3) 1,000 1,026

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,894
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  4,935 4,825
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  7,717 7,392
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  4,024 3,733
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,034
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(10) 55 36
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (9)
(10) 4,690 3,101
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (9)
(10) 850 562
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (9)
(10) 1,925 1,273
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(10) 85 56
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(10) 210 139
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(10) 270 178
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)
(10) 1,045 691
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(10) 340 225
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(10) 415 274
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(10) 55 36
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)
(10) 1,760 1,164
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 45 30
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 460 304
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 225 149
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(10) 95 63
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(10) 255 169
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(10) 195 129

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(10) 65 43
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(10) 110 73
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (9)
(10) 1,110 734
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(10) 90 59
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(10) 830 549
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(10) 240 159
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(10) 95 63
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  21,950 19,655
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  15,973 14,607
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  25,221 23,336
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 2,794
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,744 4,178
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,449
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  4,500 4,164
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  1,430 1,323
119,852
SOUTH CAROLINA  0.1%
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series C, VRDN, 3.90%, 5/1/48  2,600 2,600
2,600
Total Investments in Securities
99.1% of Net Assets
(Cost $2,371,917) $ 2,260,976

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Insured by Assured Guaranty Incorporated
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $60,419 and represents 2.6% of net assets.
(4) Escrowed to maturity
(5) Insured by Financial Guaranty Insurance Company
(6) Interest subject to alternative minimum tax.
(7) Insured by AMBAC Assurance Corporation
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) Non-income producing
(10) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,371,917) $ 2,260,976
Interest receivable 24,282
Receivable for shares sold 1,578
Cash 2
Other assets 40
Total assets 2,286,878
Liabilities
Payable for shares redeemed 3,243
Investment management fees payable 741
Due to affiliates 4
Payable to directors 1
Other liabilities 1,429
Total liabilities 5,418
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,281,460

T. ROWE PRICE Maryland Tax-Free Bond Fund
August 31, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (195,771)
Paid-in capital applicable to 234,100,095 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 2,477,231
NET ASSETS $ 2,281,460
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,016,924; Shares outstanding:
104,377,325) $ 9.74
I Class
(Net assets: $1,264,536; Shares outstanding:
129,722,770) $ 9.75

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Investment Income (Loss)
Interest income $ 47,738
Expenses
Investment management 4,450
Shareholder servicing
Investor Class $ 753
I Class 117 870
Prospectus and shareholder reports
Investor Class 7
I Class 4 11
Custody and accounting 117
Legal and audit 62
Registration 27
Directors 4
Miscellaneous 10
Waived / paid by Price Associates (296)
Total expenses 5,255
Net investment income 42,483
Realized and Unrealized Gain / Loss –
Net realized loss on securities (14,718)
Change in net unrealized gain / loss on securities (80,985)
Net realized and unrealized gain / loss (95,703)
DECREASE IN NET ASSETS FROM OPERATIONS $ (53,220)

T. ROWE PRICE Maryland Tax-Free Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/25
Year
Ended
2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 42,483 $ 78,089
Net realized loss (14,718) (13,866)
Change in net unrealized gain / loss (80,985) 29,537
Increase (decrease) in net assets from operations (53,220) 93,760
Distributions to shareholders
Net earnings
Investor Class (18,224) (33,320)
I Class (23,382) (43,343)
Decrease in net assets from distributions (41,606) (76,663)
Capital share transactions
*
Shares sold
Investor Class 150,883 238,822
I Class 71,076 197,708
Distributions reinvested
Investor Class 16,397 30,148
I Class 16,398 30,414
Shares redeemed
Investor Class (168,409) (239,203)
I Class (105,899) (140,512)
Increase (decrease) in net assets from capital
share transactions (19,554) 117,377
Net Assets
Increase (decrease) during period (114,380) 134,474
Beginning of period 2,395,840 2,261,366
End of period $ 2,281,460 $ 2,395,840
*Share information (000s)
Shares sold
Investor Class 15,446 23,634
I Class 7,258 19,542
Distributions reinvested
Investor Class 1,676 2,987
I Class 1,675 3,011
Shares redeemed
Investor Class (17,247) (23,695)
I Class (10,815) (13,895)
Increase (decrease) in shares outstanding (2,007) 11,584

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. The fund has two classes of shares: the Maryland Tax-Free Bond Fund (Investor Class) and the Maryland
Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Maryland Tax-Free Bond Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Maryland Tax-Free Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Maryland Tax-Free Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE Maryland Tax-Free Bond Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $313,661,000 and
$353,856,000, respectively, for the six months ended August 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2025, the fund had
$79,645,000 of available capital loss carryforwards.
At August 31, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,372,425,000. Net unrealized loss aggregated $111,449,000 at period-end, of which $10,243,000 related to appreciated investments and $121,692,000 related to depreciated investments.

T. ROWE PRICE Maryland Tax-Free Bond Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Maryland Tax-Free Bond Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,364,000 remain subject to repayment by the fund at August 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $309,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Investor
Class I Class
Expense limitation/I Class Limit 0.49% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(296) $—

T. ROWE PRICE Maryland Tax-Free Bond Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of August 31, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot

T. ROWE PRICE Maryland Tax-Free Bond Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Maryland Tax-Free Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Tax-Free Bond Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F87-051 10/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

 (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 17, 2025